NOTES PAYABLE - Schedule of Notes Payable Short Term and Long Term (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Jul. 18, 2011
Notes Payable - Schedule Of Notes Payable Short Term And Long Term Details
Total Notes Payable	$ 90,225		$ 2,000,000
Note payable - current portion	23,036
Note payable - long term portion	$ 67,189